Segmented Information and Economic Dependence	9 Months Ended
Jan. 31, 2025
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE
14.
SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE

At January 31, 2025 and April 30, 2024, the Company has one reportable segment, being antibody production and related services.

The Company’s revenues are allocated to geographic regions for the three and nine months ended January 31, 2025 and 2024 as follows:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2025 $	2024 $	2025 $	2024 $
United States of America	2,885	3,369	9,179	9,009
Europe	2,718	2,594	7,207	7,960
Canada	53	112	117	356
Australia	383	31	753	179
Other	112	115	283	555
	6,151	6,221	17,539	18,059

The Company’s revenues are allocated according to revenue types for the three and nine months ended January 31, 2025 and 2024 as follows:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2025 $	2024 $	2025 $	2024 $
Project revenue	5,572	5,774	15,912	16,508
Product sales revenue	501	395	1,452	1,372
Cryostorage revenue	78	52	175	179
	6,151	6,221	17,539	18,059

The Company’s non-current assets are allocated to geographic regions as of January 31, 2025 and April 30, 2024 as follows:

	January 31, 2025 $	April 30, 2024 $
North America - Corporate	83	80
North America	3,717	4,138
Belgium	260	22,261
Netherlands	20,732	22,022
	24,792	48,501

Geographic segmentation of the Company’s net income (loss) for the three and nine months ended January 31, 2025 and 2024 is as follows:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2025 $	2024 $	2025 $	2024 $
North America - Corporate	(2,110)	(3,335)	(6,607)	(6,022)
North America	266	765	420	51
Belgium	(19,735)	(1,227)	(22,433)	(3,202)
Netherlands	58	1,118	547	668
	(21,521)	(2,679)	(28,073)	(8,505)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the three and nine months ended January 31, 2025 and 2024 is as follows:

	Three months ended January 31,		Nine months ended January 31,
Interest and accretion (in thousands)	2025 $	2024 $	2025 $	2024 $
North America - Corporate	108	14	39	4
North America	51	95	165	175
Belgium	(127)	(37)	—	—
Netherlands	164	114	528	352
	196	186	732	531

	Three months ended January 31,		Nine months ended January 31,
Amortization and depreciation (in thousands)	2025 $	2024 $	2025 $	2024 $
North America - Corporate	1	3	4	9
North America	163	137	496	439
Belgium	541	608	1,591	1,817
Netherlands	692	561	2,115	1,891
	1,397	1,309	4,206	4,156